INCOME TAXES - Deferred Income Tax Movement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening net deferred tax (liability)/asset	$ (587)	$ (663)
Recognized in income	132	88
Recognized in other comprehensive income	15	(2)	$ 0
Recognized in other	(696)	(10)
Net deferred tax (liability)/asset	$ (1,136)	$ (587)	$ (663)